RELATED PARTIES TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Loans to Related Parties [Roll Forward]
Beginning balance	$ 3,482
Additions	2,539
Deductions	(403)
Ending balance	5,618
Loans 90 days past due	$ 0